Share-Based Payments (Details) - Schedule of measurement of the fair values at grant date of the equity-settled share based payment plans € / shares in Units, € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€) € / shares
Schedule of measurement of the fair values at grant date of the equity-settled share based payment plans [Abstract]
Share price at grant date (in Euro per share) | € / shares	€ 23.96
Warrant price at grant date (in Euro per share) | € / shares	€ 7.71
Fair value at grant date	€ 29,702
Expense recognised in the statement of profit or loss	(1,400)
Unrecognised expense	€ 28,302